Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Investments in structured deposits and wealth management products	$ 49,902	$ 32,582
Level 2
Fair value measurements
Investments in structured deposits and wealth management products	$ 49,902	$ 32,582